UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Cheif Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     February 11, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.


                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     351441


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE






                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
BCE INC                     CL                  05534B900        4     1503     X    SOLE                     1503
ROHM & HAAS CO              CL                  775371907     4720    14751     X    SOLE                    14751
GENERAL FINANCE CORP        CS                  369822101     1476   868491 X        SOLE                   868491
GOLDEN POND HEALTHCARE INC  CS                  38116J109     4548   628983 X        SOLE                   628983
HICKS ACQUISITION CO I INC  CS                  429086309     6852   748875 X        SOLE                   748875
LIBERTY ACQUISITION HLDGS COCS                  53015Y107    15913  1919550 X        SOLE                  1919550
LIBERTY MEDIA CORP NEW      CS                  53071M500      864    49448 X        SOLE                    49448
NORTHWESTERN CORP           CS                  668074305     2632   112129 X        SOLE                   112129
NRDC ACQUISITION CORP       CS                  62941R102     8357   913289 X        SOLE                   913289
NTR ACQUISITION CO          CS                  629415100    12744  1283388 X        SOLE                  1283388
PRECISION DRILLING TR       CS                  740215108      146    17396 X        SOLE                    17396
ROHM & HAAS CO              CS                  775371107    60765   983404 X        SOLE                   983404
SP ACQUISITION HOLDINGS INC CS                  78470A104     6649   729049 X        SOLE                   729049
GHL ACQUISITION CORP        CS                  36172H108     5449   605430 X        SOLE                   605430
TREMISIS ENERGY ACQ CORP II CS                  89472N101     4000   551658 X        SOLE                   551658
UST INC                     CS                  902911106   205276  2958719 X        SOLE                  2958719
WINTHROP RLTY TR            CS                  976391300       81     7466 X        SOLE                     7466
GRACE W R & CO              CS                  38388F108     4587   768366 X        SOLE                   768366
GRACE W R & CO              PT                  775371957     3345     9838     X    SOLE                     9838
GRACE W R & CO              PT                  775371957      443     1968     X    SOLE                     1968
SPDR TR                     PT                  78462F953      827      689     X    SOLE                      689
GOLDEN POND HEALTHCARE INC  WT                  38116J117       19   643688 X        SOLE                   643688
LIBERTY ACQUISITION HLDGS COWT                  53015Y115      618  1626116 X        SOLE                  1626116
NRDC ACQUISITION CORP       WT                  62941r110      199   949243 X        SOLE                   949243
SP ACQUISITION HOLDINGS INC WT                  78470A112      121   759277 X        SOLE                   759277
TREMISIS ENERGY ACQ CORP II WT                  89472N119       45   566753 X        SOLE                   566753
SPORTS PPTYS ACQUISITION CORWT                  84920F115      103  1292718 X        SOLE                  1292718
TRIAN ACQUISITION I CORP    WT                  89582E116      658  2859612 X        SOLE                  2859612